Ordinary Shares	12 Months Ended
Jun. 30, 2012
Stockholders' Equity Note [Abstract]
Ordinary Shares
16.	Ordinary Shares

On August 7, 2008, the Company’s Board of Directors approved a repurchase of up to US$10 million over the following 24 months of the Company’s American Depository Shares (“ADSs”) (the “stock repurchase program”). The timing and amount of repurchasing of ADSs was determined by the Company’s management based on market conditions, ADS price and other factors, and was subject to the restrictions relating to volume, price and timing under applicable law, including Rule 10b-18 under the Securities Exchange Act of 1934. The approval of Company’s Board of Directors for the stock repurchase program expired on August 6, 2010.

During the year ended December 31, 2009, the Company repurchased 320,000 ADSs (2008: 300,000) at an average price of US$0.90 (2008: US$3.55) per ADS, including transaction costs. Under Cayman Islands’ law, the shares were cancelled upon repurchased. Accordingly, any excess of purchase price over par value is recorded against the additional paid-in-capital account.

On July 16, 2010, the Company entered into definitive agreements to divest Taiyuan Primalight III Agriculture Development Co., Ltd., or P3A, to Mr. Frank Xue, the president and a director of P3A. As a result of the transaction, Agria acquired from Mr. Xue and cancelled 14,393,400 shares representing 11.5% of its issued and outstanding share capital immediately prior to the transaction.